Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,123,984	¥ 1,151,414
Book value of guarantee liabilities	12,276	8,424
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	543,453	519,665
Book value of guarantee liabilities	¥ 6,918	¥ 3,405
Maturity of the longest contract (Years)	2062	2062
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 8,408	¥ 9,856
Book value of guarantee liabilities	¥ 135	¥ 180
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 13,261	¥ 13,350
Book value of guarantee liabilities	¥ 0	¥ 0
Maturity of the longest contract (Years)	2044	2044
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 558,862	¥ 608,543
Book value of guarantee liabilities	¥ 5,223	¥ 4,839
Maturity of the longest contract (Years)	2031	2048